FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          June 30, 2012
                                                        -------------

Check here if Amendment [  ]     Amendment Number:  -----------------
This Amendment:         [  ]     is a restatement.
                        [  ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Nexus Investment Management Inc.
Address:     120 Adelaide Street West, Suite 1010
             Toronto, Ontario
             Canada  M5H 1T1

Form 13F File Number:     28-13610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Denys Calvin
Title:    Vice President
Phone:    (416) 360-0580 x.224

Signature, Place, and Date of Signing:

/s/ R. Denys Calvin               Toronto, Ontario          July 9, 2012
----------------------            ----------------          ------------
     Signature                      City, State                 Date

Report Type:

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          Nil
                                         ---------
Form 13F Information Table Entry Total:     60
                                         ---------
Form 13F Information Table Value Total:   348,595
                                         ---------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                                         FORM 13F INFORMATION TABLE

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Column 1                      Column 2   Column 3   Column 4              Column 5        Column 6    Column 7         Column 8

                                                               Shares or
                              Title of                Value    Principal    SH/     PUT/  Investment   Other     Voting Authority
Name of Issuer                 Class       Cusip    (x$1,000)    Amount     PRN     CALL  Discretion  Managers  Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                   COM        002824100       251       3,900    SH               SOLE                X
APPLE INC                     COM        037833100    12,561      21,508    SH               SOLE                X
AT&T INC                      COM        00206R102       535      15,000    SH               SOLE                X
BANK OF AMERICA CORPORATION   COM        060505104       317      38,800    SH               SOLE                X
BANK NOVA SCOTIA HALIFAX      COM        064149107    22,011     425,318    SH               SOLE                X
BCE INC                       COM NEW    05534B760     1,973      47,907    SH               SOLE                X
                              CL A LTD
BROOKFIELD ASSET MGMT INC     VT SH      112585104       748      22,621    SH               SOLE                X
BROOKFIELD INFRAST PARTNERS
  LP INT                      UNIT       G16252101    17,928     534,525    SH               SOLE                X
CAE INC                       COM        124765108     8,110     835,650    SH               SOLE                X
CDN IMPERIAL BK OF MERCE      COM        136069101       573       8,149    SH               SOLE                X
CANADIAN NAT RES LTD          COM        136385101       708      26,400    SH               SOLE                X
CARMAX INC                    COM        143130102     7,560     291,450    SH               SOLE                X
CENOVUS ENERGY INC            COM        15135U109     7,617     239,808    SH               SOLE                X
CISCO SYS INC                 COM        17275R102     7,809     454,825    SH               SOLE                X
CITIGROUP INC                 COM NEW    172967424     3,489     127,275    SH               SOLE                X
COVIDIEN PLC                  SHS        G2554F113    10,593     197,995    SH               SOLE                X
DANAHER CORP DEL              COM        235851102     1,391      26,700    SH               SOLE                X
DAVITA INC                    COM        23918K108    12,384     126,100    SH               SOLE                X
ENBRIDGE INC                  COM        29250N105    19,943     499,856    SH               SOLE                X
ENCANA CORP                   COM        292505104     6,369     306,148    SH               SOLE                X
                              COM PAR
FORD MTR CO DEL               $0.01      345370860       643      67,000    SH               SOLE                X
FRONTIER MUNICATIONS CORP     COM        35906A108        80      21,000    SH               SOLE                X
GENERAL ELECTRIC CO           COM        369604103       210      10,100    SH               SOLE                X
GOOGLE INC                    CL A       38259P508     7,985      13,765    SH               SOLE                X
HEWLETT PACKARD CO            COM        428236103     5,410     269,000    SH               SOLE                X
JOHNSON & JOHNSON             COM        478160104       372       5,500    SH               SOLE                X
JPMORGAN CHASE & CO           COM        46625H100     4,397     123,075    SH               SOLE                X
KIMBERLY CLARK CORP           COM        494368103       209       2,500    SH               SOLE                X
M & T BK CORP                 COM        55261F104       239       2,900    SH               SOLE                X
MICROSOFT CORP                COM        594918104     5,527     180,690    SH               SOLE                X
NEXEN INC                     COM        65334H102       609      36,000    SH               SOLE                X
NUSTAR ENERGY LP              UNIT COM   67058H102       323       6,000    SH               SOLE                X
                              COM
PEMBINA PIPELINE CORP         ADDED      706327103       756      29,600    SH               SOLE                X
PFIZER INC                    COM        717081103    14,982     651,375    SH               SOLE                X
PIONEER NAT RES CO            COM        723787107       309       3,500    SH               SOLE                X
PRICE T ROWE GROUP INC        COM        74144T108     1,650      26,200    SH               SOLE                X
PROGRESSIVE WASTE SOLUTIONS   COM        74339G101    11,485     606,775    SH               SOLE                X
RESEARCH IN MOTION LTD        COM        760975102       925     125,060    SH               SOLE                X
ROGERS COMMUNICATIONS INC     CL B       775109200    10,881     300,435    SH               SOLE                X
ROYAL BK CDA MONTREAL QUE     COM        780087102    21,867     427,232    SH               SOLE                X
ROYAL DUTCH SHELL PLC SPONS   ADR A      780259206       337       5,000    SH               SOLE                X
SOUTHERN COPPER CORP          COM        84265V105       350      11,117    SH               SOLE                X
STARBUCKS CORP                COM        855244109       800      15,000    SH               SOLE                X
SUNCOR ENERGY INC NEW         COM        867224107    11,841     409,898    SH               SOLE                X
TALISMAN ENERGY INC           COM        87425E103     6,917     604,000    SH               SOLE                X
TECK RESOURCES LTD            CL B       878742204       721      23,300    SH               SOLE                X
TELUS CORP NON-VTG            SHS        87971M202    10,279     175,855    SH               SOLE                X
SMUCKER J M CO                COM NEW    832696405    10,256     135,800    SH               SOLE                X
THOMSON REUTERS CORP          COM        884903105     8,663     304,751    SH               SOLE                X
TIM HORTONS INC               COM        88706M103       922      17,500    SH               SOLE                X
TORONTO DOMINION BK ONT       COM NEW    891160509    27,903     356,878    SH               SOLE                X
TOTAL S A SPONSORED           ADR        89151E109       270       6,000    SH               SOLE                X
TRANSCANADA CORP              COM        89353D107    11,045     263,785    SH               SOLE                X
VALEANT PHARMACEUTICALS INTL  COM        91911K102     1,228      27,400    SH               SOLE                X
WAL-MART STORES INC           COM        931142103    11,506     165,025    SH               SOLE                X
WALTER ENERGY INC             COM        93317Q105     4,263      96,530    SH               SOLE                X
WELLS FARGO & CO NEW          COM        949746101       900      26,900    SH               SOLE                X
WESTERN DIGITAL CORP          COM        958102105     8,173     268,140    SH               SOLE                X
WINDSTREAM CORP               COM        97381W104       184      19,000    SH               SOLE                X
YAMANA GOLD INC               COM        98462Y100       308      20,000    SH               SOLE                X

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